Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Basis of presentation
(a)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”). The Company experienced a net loss of RMB327,997 (US$50,268) and negative cash flows from operating activities of RMB234,048 (US$35,870) for the year ended December 31, 2020. As of December 31, 2020, the Company had current liabilities exceeded its current assets by RMB29,420 (US$4,509).

The management believes the Company has the ability to fulfill its financial obligations and will continue as a going concern considering the cash inflows from Initial Public Offering with a total offering size of approximately US$61,870, though in January 2020, the Company purchased a US$58,400 note issued by a third party.

In June 2020, the note was fully redeemed and the Company purchased a US$51,500 senior unsecured note issued by another third party. The Note matures on June 15, 2023 and bears interest at 6.25% per annum, on an annual and non-compounded basis, payable in full at maturity date. The Company may request the issuer to redeem at any time after the issuance of the Note by giving 14 days prior written notice. As a result, it is appropriate for the consolidated financial statements to be prepared on a going concern basis.

Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the subsidiary of the VIE. All significant inter-company transactions and balances between the Company, its subsidiaries, the VIEs and subsidiary of the VIE have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but not limited to, estimating variable consideration, the useful lives of long-lived assets and intangible assets, determining the provision for accounts receivable and prepayments, determining the provision for inventories, impairment assessment for long-term investment and long-lived assets, accounting for share-based compensation, valuation allowance for deferred tax assets, measurement of right-of-use assets and lease liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Foreign currency
(d)	Foreign currency

The functional currency of the Company and its Hong Kong subsidiary is the United States dollars (“US$”). The Company’s PRC subsidiaries, the VIEs and the subsidiary of the VIE determined their functional currency to be the Chinese Renminbi (“RMB”). The determination of functional currency is based on the criteria of ASC 830, Foreign Currency Matters (“ASC 830”). The Company uses the RMB as its reporting currency.

The financial statements of the Company and its Hong Kong subsidiary are translated from the functional currency to the reporting currency, RMB. Monetary assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expense items are translated at the average exchange rate prevailing during the fiscal year. Translation gains and losses are accumulated in other comprehensive loss, as a component of shareholders’ deficit in the consolidated financial statements.

Transactions denominated in other than the functional currencies are remeasured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date. The foreign exchange differences are recorded in the consolidated statements of comprehensive loss.

Convenience translation
(e)	Convenience translation

Amounts in US$ are presented for the convenience of the readers and are translated at the noon buying rate of US$1.00 to RMB6.5250 on December 31, 2020 as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents.

Restricted cash
(g)	Restricted cash

Restricted cash mainly represents cash held in escrow as security for financial service and related party’s credit facilities.

The Company adopted ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, effective January 1, 2017 retrospectively and presented restricted cash within the ending cash, cash equivalents, and restricted cash balance on the Company’s consolidated statements of cash flows for the periods presented.

Short-term investments
(h)	Short-term investments

Short-term investments include senior unsecured note. The Company holds debt classified securities, and such investments are recorded as available-for-sale debt securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in interest income in the consolidated statements of operations and comprehensive income/(loss) during the period in which the gain or loss is realized.

Accounts receivable and allowance for doubtful debt
(i)	Accounts receivable and allowance for doubtful debt

Accounts receivable are carried at net realizable value. An allowance for doubtful debt is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off when it is deemed uncollectible.

Inventories
(j)	Inventories

Inventories of the Company are chemical products. Inventories are stated at the lower of cost or net realizable value. Costs of inventory are determined using the weighted average method. Adjustments to reduce the cost of inventories are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value.

Property and equipment
(k)	Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated useful life
Office equipment	1~3 years
Leasehold improvements	5 years

Repair and maintenance costs are charged to expenses as incurred.

Intangible assets
(l)	Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method. The amortization method reflects the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

Intangible assets have estimated economic lives from the date of purchase as follows:

Category	Estimated economic life
Purchased software	3 years

The Company does not have any indefinite-lived intangible assets.

Long-term investment
(m)	Long-term investment

The Company’s long-term investment represents an equity method investment. Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of comprehensive loss. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluates its equity method investment for impairment under ASC 323-10. An impairment loss on the equity method investment is recognized in the consolidated statements of comprehensive loss when the decline in value is determined to be other-than-temporary.

Current expected credit losses impairment
(n)	Current expected credit losses impairment

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”), which requires entities to measure all expected credit losses for financial assets held at the reporting date using a current expected credit loss model based on historical experience, current conditions, and reasonable and supportable forecasts.

The Company adopted ASC 326 on January 1, 2020 using the modified retrospective transition approach. Based on the nature of the Company’s financial instruments within the scope of this standard, which are primarily accounts receivable and other receivables. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

Impairment of long-lived assets
(o)	Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. No impairment loss was recognized for the years ended December 31, 2018, 2019 and 2020.

Fair value measurements of financial instruments
(p)	Fair value measurements of financial instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes receivable, unbilled receivables, amounts due from related parties, short-term investments, other receivables, accounts payable, other payables, amounts due to related parties, and short-term borrowings. Other than the non-current amounts due to related parties, the carrying values of these financial instruments approximate to their fair values due to their short-term maturities, which are categorized in level 1.

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

● Level 1—Observable inputs that reflect quoted prices in active markets for identical assets or liabilities.

● Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

● Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities:

(1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue recognition
(q)	Revenue recognition

Effective January 1, 2017, the Company elected to early adopt the requirements of Accounting Standards Update (ASU) 2014-09, Revenue from contracts with Customers (“ASC 606”) using the full retrospective method. The Company’s revenues are primarily derived from sales of chemical products through direct sales model, provision of matching service through marketplace model, provision of online membership services and provision of financial service. Revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services under ASC 606.

Chemical trading – direct sales model

The Company sells chemical products to customers through an online platform or sales representatives. Sales contracts are entered into with each individual customer. The Company is the principal under the chemical direct sales model as the Company controls the chemical products with the ability to direct the use of, and obtain substantially all the remaining benefits from the chemical products before they are sold to its customers. The Company has a single performance obligation to sell chemical products to the buyers. The Company estimates the amount of variable consideration including sales return using the expected value method and includes variable consideration in the transaction price to the extent that it is probable that a significant reversal will not occur. Revenue for chemical trading under direct sales model is recognized at a point in time when the single performance obligation is satisfied when the chemical products are delivered to the customer.

Chemical trading – marketplace model

The Company matches product suppliers and platform buyers through its vendor-supplier matching recommendation system. The Company charges a commission fee to either the buyer or seller, depending on which party requests the matching services based on the commission agreements signed. The Company has a single performance obligation to provide the matching service. As the Company is a service provider and does not control the goods prior to transfer to the end customer, the Company recognizes commission fee as an agent on a net basis. The Company considers both the buyer and end customer to be its customers in the transaction. The Company estimates the amount of variable consideration including payment contingent on product delivery to platform buyer using the most likely amount method and includes in the transaction price to the extent that it is probable that a significant reversal will not occur. Revenue for chemical trading under marketplace model is recognized at a point in time when the performance obligation is satisfied upon the completion of the matching service.

Online membership service

The Company provides access to the users who subscribed for its online membership service to upload their product information on its online platform for promotion purpose and to attend the online trainings and marketing activities organized by the Company during the membership period. The Company typically charges a fixed fee over the membership period. The Company has a single performance obligation to stand ready to perform the membership services during the membership period. As the users simultaneously receive and consume the benefits provided by the Company’s performance as the Company performs, revenue for online membership service is recognized ratably over the contract period.

Prior to July 2019, for certain transactions under the direct sales model and marketplace model, the Company provides guarantee on the customers’ loan repayments to certain financial institutions. The guarantees are within the scope of ASC 460, Guarantees, which is accounted for at fair value at inception. The Company first allocates the fair value of the guarantee obligation from the total transaction price and allocates the remaining transaction price to the performance obligation under ASC 606. Subsequently, the Company amortizes the guarantee obligation into revenue outside the scope of ASC 606 as the Company is released from risk under the guarantee. The Company subsequently accounts for the contingent loss arising from the arrangement in accordance with ASC 450, Contingencies.

Financial service

Starting from July 2019, the Company enters into financial service contracts with its suppliers, customers, and financing providers, including banks and non-bank financial institutions, to facilitate lending arrangements between the financing providers and the customers and suppliers who use the Company’s online platforms. In addition to the loan facilitation service, the Company provides a guarantee to the financing providers on the loan repayments. The guarantees are within the scope of ASC 460, Guarantees. The Company typically charges its customers and suppliers a fixed fee based on a percentage of the loan amount for the facilitation service and the guarantee. The Company first allocates the transaction price to the guarantee obligation at fair value and allocates the remaining transaction price to the facilitation service under ASC 606. The Company recognizes revenue generated from the facilitation service when the Company successfully matches the customers or suppliers with the financing providers. The Company amortizes the guarantee obligation into revenue outside the scope of ASC 606 as the Company is released from risk under the guarantee. The Company subsequently accounts for the contingent loss arising from the guarantee arrangement in accordance with ASC 450, Contingencies.

The transaction price allocated to guarantee obligation and the subsequent contingent loss were historically immaterial for the years ended December 31, 2018, 2019 and 2020. The maximum potential undiscounted future payments which the Company would be required to make under its guarantee obligation were RMB26,433, RMB39,773 and RMB49,278 (US$7,552) as of December 31, 2018, 2019 and 2020, respectively.

When the Company performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, and the right to consideration is conditioned only on the passage of time, the Company recognizes an unbilled receivable on the consolidated balance sheets.

Contract assets, which arise when revenue is recognized prior to invoicing and the right to the amount due from customers is conditioned on something other than the passage of time, such as the completion of a related performance obligation, were nil and as of December 31, 2019 and 2020.

When a customer pays consideration before the Company transfers goods or services, the Company records its obligation as a contract liability, which is classified as deferred revenue.

Cost of revenues
(r)	Cost of revenues
Cost of revenue consists primarily of cost of chemical products sold.
Shipping and other handling costs
(s)	Shipping and other handling costs

Shipping and other handling costs are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB12,565, RMB13,945 and RMB3,460 (US$530) for the years ended December 31, 2018, 2019 and 2020, respectively.

Research and development expenses
(t)	Research and development expenses

Research and development expenses consist primarily of personnel-related expenses and rental expenses incurred for the development of, enhancement to, and maintenance of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. The amount of costs qualifying for capitalization has been immaterial during the periods presented, and as a result, all development costs were expensed as incurred.

Leases
(u)	Leases

The Company adopted ASU No. 2016-02, Leases (Topic 842), (“ASU 842”) from January 1, 2019 using the modified retrospective method and chose to apply the new standard as of the effective date and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (i) whether any expired or existing contracts as of the adoption date are or contain a lease, (ii) lease classification for any expired or existing leases as of the adoption date and (iii) initial direct costs for any existing leases as of the adoption date. The Company also elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Company determines if an arrangement is a lease or contains a lease at the inception. For operating leases, the Company recognizes a right-of-use asset (“ROU asset”) and a lease liability based on the present value of the lease payments over the lease term in the consolidated balance sheets at the lease commencement date. For finance leases, assets are included in property and equipment in the consolidated balance sheets. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s leases often include options to extend and lease terms include such extended terms when the Company is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Company is reasonably certain not to exercise those options.

Government grants
(v)	Government grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities. The government grants of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other income, net” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met.

For the years ended December 31, 2018, 2019 and 2020, government grants in the amounts of RMB1,886, RMB1,699 and RMB6,170 (US$946) were recognized as other income in the consolidated statements of comprehensive loss.

Income taxes
(w)	Income taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740 Accounting for Income Taxes (“ASC 740”), to account for uncertainty in income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portions, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

Share-Based Compensation
(x)	Share-Based Compensation

The Company applies ASC 718, Compensation – Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Company’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. For awards with only service conditions, the Company has elected to recognize compensation expense using the accelerated method for the awards that have a graded vesting schedule. The Company adopted Accounting Standard Update (“ASU”) ASU 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting and elected to account for forfeitures as they occur.

The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the stock options granted to employees. The binominal option pricing model was applied in determining the estimated fair value of the options granted to employees.

Comprehensive income (loss)
(y)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes only net loss and is presented in the consolidated statements of comprehensive loss.

Loss per share
(z)	Loss per share

In accordance with ASC 260, Earnings per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting
(aa)	Segment reporting

The Company’s Chief Executive Officer as the chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole. In accordance with ASC 280, Segment Reporting, the Company has only one reportable segment. As the Company generates substantially all its revenues in the PRC and all of the Company’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

Advertising expense
(bb)	Advertising expense

Advertising costs are expensed as incurred in accordance with ASC 720-35, Other Expense-Advertising Costs. The Company recognized advertising costs of RMB25,324, RMB10,693 and RMB963 (US$148) for the years ended December 31, 2018, 2019 and 2020, respectively.

Value added taxes ("VAT"), business related tax and surcharges
(cc)	Value added taxes (“VAT”), business related tax and surcharges

The Company is subject to VAT at the rate of 17%, 16%, 13%, 6%, 5% or 3%, depending on whether the entity is a general taxpayer or small-scale taxpayer, and related surcharges on revenue generated from providing services.

VAT is reported as a deduction to revenue when incurred and amounted to RMB1,466,302, RMB1,798,899 and RMB1,088,207 (US$166,775) for the years ended December 31, 2018, 2019 and 2020, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

The Company is also subject to certain government surcharges on the VAT payable in the PRC, which is recorded as cost of revenues.

Commitments and contingencies
(dd)	Commitments and contingencies

The Company records liabilities for contingencies when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Recent accounting pronouncements

(ee) Recent accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This update simplifies the accounting for income taxes as part of the FASB’s overall initiative to reduce complexity in accounting standards. The amendments include removal of certain exceptions to the general principles of ASC 740, Income taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. The update is effective in fiscal years beginning after December 15, 2020, and interim periods therein, and early adoption is permitted. Certain amendments in this update should be applied retrospectively or modified retrospectively, all other amendments should be applied prospectively. The Company does not expect the impact of this guidance to have a material impact on the Company’s consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01,Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), which clarifies that a company should consider observable transactions that require a company to either apply or discontinue the equity method of accounting under Topic 323, Investments—Equity Method and Joint Ventures, for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period, for periods for which financial statements have not yet been issued. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional expedients and exceptions to contract modifications and hedging relationships that reference the London Interbank Offered Rate or another reference rate expected to be discontinued. The standard is effective upon issuance through December 31, 2022 and may be applied at the beginning of the interim period that includes March 12, 2020 or any date thereafter. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. For public companies, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this update on its consolidated financial statements.